Shareholder Report, Holdings (Details)	Mar. 31, 2026
Schwab Target 2010 Index Fund | Schwab U.S. TIPS ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Schwab Target 2010 Index Fund | Schwab Short-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Schwab Target 2010 Index Fund | Schwab Government Money Fund, Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Schwab Target 2010 Index Fund | Schwab U.S. Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Schwab Target 2010 Index Fund | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Schwab Target 2010 Index Fund | Schwab U.S. Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Schwab Target 2010 Index Fund | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Schwab Target 2010 Index Fund | Schwab U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.30%
Schwab Target 2010 Index Fund | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Schwab Target 2010 Index Fund | U.S. Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	24.30%
Schwab Target 2010 Index Fund | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Schwab Target 2010 Index Fund | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	63.60%
Schwab Target 2010 Index Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Schwab Target 2015 Index Fund | Schwab U.S. TIPS ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Schwab Target 2015 Index Fund | Schwab Short-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Schwab Target 2015 Index Fund | Schwab Government Money Fund, Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Schwab Target 2015 Index Fund | Schwab U.S. Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Schwab Target 2015 Index Fund | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Schwab Target 2015 Index Fund | Schwab U.S. Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Schwab Target 2015 Index Fund | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Schwab Target 2015 Index Fund | Schwab U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
Schwab Target 2015 Index Fund | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Schwab Target 2015 Index Fund | U.S. Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
Schwab Target 2015 Index Fund | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
Schwab Target 2015 Index Fund | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	59.30%
Schwab Target 2015 Index Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Schwab Target 2020 Index Fund | Schwab U.S. TIPS ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Schwab Target 2020 Index Fund | Schwab Short-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Schwab Target 2020 Index Fund | Schwab Government Money Fund, Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Schwab Target 2020 Index Fund | Schwab U.S. Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Schwab Target 2020 Index Fund | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Schwab Target 2020 Index Fund | Schwab U.S. Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Schwab Target 2020 Index Fund | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Schwab Target 2020 Index Fund | Schwab U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
Schwab Target 2020 Index Fund | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Schwab Target 2020 Index Fund | U.S. Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	29.40%
Schwab Target 2020 Index Fund | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
Schwab Target 2020 Index Fund | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	56.40%
Schwab Target 2020 Index Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Schwab Target 2025 Index Fund | Schwab U.S. TIPS ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Schwab Target 2025 Index Fund | Schwab Short-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Schwab Target 2025 Index Fund | Schwab Government Money Fund, Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Schwab Target 2025 Index Fund | Schwab U.S. Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Schwab Target 2025 Index Fund | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Schwab Target 2025 Index Fund | Schwab U.S. Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Schwab Target 2025 Index Fund | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Schwab Target 2025 Index Fund | Schwab U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%
Schwab Target 2025 Index Fund | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Schwab Target 2025 Index Fund | U.S. Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	30.50%
Schwab Target 2025 Index Fund | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
Schwab Target 2025 Index Fund | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	54.50%
Schwab Target 2025 Index Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Schwab Target 2030 Index Fund | Schwab U.S. TIPS ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Schwab Target 2030 Index Fund | Schwab Short-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Schwab Target 2030 Index Fund | Schwab Government Money Fund, Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Schwab Target 2030 Index Fund | Schwab U.S. Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
Schwab Target 2030 Index Fund | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Schwab Target 2030 Index Fund | Schwab Emerging Markets Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Schwab Target 2030 Index Fund | Schwab U.S. Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Schwab Target 2030 Index Fund | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Schwab Target 2030 Index Fund | Schwab U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%
Schwab Target 2030 Index Fund | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Schwab Target 2030 Index Fund | U.S. Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	37.60%
Schwab Target 2030 Index Fund | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	15.80%
Schwab Target 2030 Index Fund | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	42.40%
Schwab Target 2030 Index Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Schwab Target 2035 Index Fund | Schwab U.S. TIPS ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Schwab Target 2035 Index Fund | Schwab Short-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Schwab Target 2035 Index Fund | Schwab Government Money Fund, Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Schwab Target 2035 Index Fund | Schwab U.S. Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.80%
Schwab Target 2035 Index Fund | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Schwab Target 2035 Index Fund | Schwab Emerging Markets Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Schwab Target 2035 Index Fund | Schwab U.S. Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Schwab Target 2035 Index Fund | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Schwab Target 2035 Index Fund | Schwab U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Schwab Target 2035 Index Fund | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Schwab Target 2035 Index Fund | U.S. Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	44.30%
Schwab Target 2035 Index Fund | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
Schwab Target 2035 Index Fund | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	31.10%
Schwab Target 2035 Index Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Schwab Target 2040 Index Fund | Schwab Short-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Schwab Target 2040 Index Fund | Schwab Government Money Fund, Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Schwab Target 2040 Index Fund | Schwab U.S. Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%
Schwab Target 2040 Index Fund | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Schwab Target 2040 Index Fund | Schwab Emerging Markets Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Schwab Target 2040 Index Fund | Schwab U.S. Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Schwab Target 2040 Index Fund | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Schwab Target 2040 Index Fund | Schwab U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Schwab Target 2040 Index Fund | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Schwab Target 2040 Index Fund | U.S. Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	49.10%
Schwab Target 2040 Index Fund | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
Schwab Target 2040 Index Fund | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
Schwab Target 2040 Index Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Schwab Target 2045 Index Fund | Schwab Short-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Schwab Target 2045 Index Fund | Schwab Government Money Fund, Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab Target 2045 Index Fund | Schwab U.S. Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%
Schwab Target 2045 Index Fund | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Schwab Target 2045 Index Fund | Schwab Emerging Markets Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Schwab Target 2045 Index Fund | Schwab U.S. Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Schwab Target 2045 Index Fund | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Schwab Target 2045 Index Fund | Schwab U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Schwab Target 2045 Index Fund | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Schwab Target 2045 Index Fund | U.S. Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	53.00%
Schwab Target 2045 Index Fund | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%
Schwab Target 2045 Index Fund | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
Schwab Target 2045 Index Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Schwab Target 2050 Index Fund | Schwab Government Money Fund, Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Schwab Target 2050 Index Fund | Schwab U.S. Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.80%
Schwab Target 2050 Index Fund | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Schwab Target 2050 Index Fund | Schwab Emerging Markets Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Schwab Target 2050 Index Fund | Schwab U.S. Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Schwab Target 2050 Index Fund | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Schwab Target 2050 Index Fund | Schwab U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Schwab Target 2050 Index Fund | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Schwab Target 2050 Index Fund | U.S. Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	55.90%
Schwab Target 2050 Index Fund | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	29.50%
Schwab Target 2050 Index Fund | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
Schwab Target 2050 Index Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Schwab Target 2055 Index Fund | Schwab Government Money Fund, Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Schwab Target 2055 Index Fund | Schwab U.S. Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.90%
Schwab Target 2055 Index Fund | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Schwab Target 2055 Index Fund | Schwab Emerging Markets Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Schwab Target 2055 Index Fund | Schwab U.S. Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Schwab Target 2055 Index Fund | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Schwab Target 2055 Index Fund | Schwab U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Schwab Target 2055 Index Fund | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Schwab Target 2055 Index Fund | U.S. Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	57.30%
Schwab Target 2055 Index Fund | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	31.10%
Schwab Target 2055 Index Fund | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Schwab Target 2055 Index Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Schwab Target 2060 Index Fund | Schwab U.S. Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Schwab Target 2060 Index Fund | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Schwab Target 2060 Index Fund | Schwab Emerging Markets Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Schwab Target 2060 Index Fund | Schwab U.S. Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Schwab Target 2060 Index Fund | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Schwab Target 2060 Index Fund | Schwab U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Schwab Target 2060 Index Fund | U.S. Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	58.30%
Schwab Target 2060 Index Fund | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	32.10%
Schwab Target 2060 Index Fund | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Schwab Target 2060 Index Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Schwab Target 2065 Index Fund | Schwab U.S. Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.10%
Schwab Target 2065 Index Fund | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Schwab Target 2065 Index Fund | Schwab Emerging Markets Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Schwab Target 2065 Index Fund | Schwab U.S. Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Schwab Target 2065 Index Fund | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Schwab Target 2065 Index Fund | Schwab U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Schwab Target 2065 Index Fund | U.S. Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	59.20%
Schwab Target 2065 Index Fund | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	33.10%
Schwab Target 2065 Index Fund | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Schwab Target 2065 Index Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Schwab Target 2070 Index Fund | Schwab U.S. Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Schwab Target 2070 Index Fund | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Schwab Target 2070 Index Fund | Schwab Emerging Markets Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Schwab Target 2070 Index Fund | Schwab U.S. Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Schwab Target 2070 Index Fund | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Schwab Target 2070 Index Fund | Schwab U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Schwab Target 2070 Index Fund | U.S. Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	59.40%
Schwab Target 2070 Index Fund | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	33.30%
Schwab Target 2070 Index Fund | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Schwab Target 2070 Index Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%